Financing Arrangements (Tables)	12 Months Ended
May 31, 2022
Financing Arrangements (Tables) [Line Items]
Schedule of Financing arrangements on the consolidated balance sheets
	May 31, 2022	May 31, 2021
Revolving Credit Facility	$38,141,451	$—
Promissory note (PPP)	—	358,236
Promissory notes (EIDL)	—	150,000
Notes payable	608,333	2,528,886
Convertible notes – net of discount	—	2,441,551
Notes payable, gross	38,749,784	5,478,673
Less: current portion	(38,749,784)	(2,285,367)
Long term, notes payable	$—	$3,193,306

Unique Logistics International, Inc. [Member]
Financing Arrangements (Tables) [Line Items]
Schedule of Financing arrangements on the consolidated balance sheets
	February 28, 2023	May 31, 2022
Revolving Credit Facility	$9,882,529	$38,141,451
Current portion of notes payable	17,804,500	608,333
Notes payable, gross	27,687,029	38,749,784
Noncurrent portion of notes payable	1,500,000	—
Long term, notes payable	$29,187,029	$38,749,784